Financial Instruments (Details 5)	Oct. 31, 2020 USD ($)	Oct. 31, 2020 CAD ($)	Oct. 31, 2019 USD ($)	Oct. 31, 2019 CAD ($)	Oct. 31, 2018 USD ($)	Oct. 31, 2017 USD ($)
IfrsStatementLineItems [Line Items]
Cash	$ 217,788		$ 74,926		$ 826,643	$ 453,199
Accounts receivable	172,121		134,423
Interest payable	9,367		55,829
Convertible debentures		$ 2,850,000	$ 1,995,609	$ 3,000,000
Level 1 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Cash	217,788
Marketable securities	585,035
Level 1 of fair value hierarchy [member] | Financial assets at amortised cost, class [member]
IfrsStatementLineItems [Line Items]
Cash	217,788
Marketable securities
Level 1 of fair value hierarchy [member] | F V T P L [Member]
IfrsStatementLineItems [Line Items]
Cash
Marketable securities	585,035
Level 2 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Accounts receivable	172,121
Accounts payable and accrued liabilities	1,449,787
Current portion of convertible debentures	46,099
Long term debt	753,715
Interest payable	9,367
Derivative liabilities	583,390
Convertible debentures	1,739,678
Level 2 of fair value hierarchy [member] | Financial liabilities at amortised cost, class [member]
IfrsStatementLineItems [Line Items]
Accounts payable and accrued liabilities	1,449,787
Current portion of convertible debentures	46,099
Long term debt	753,715
Interest payable	9,367
Derivative liabilities
Convertible debentures	1,739,678
Level 2 of fair value hierarchy [member] | F V T P L [Member]
IfrsStatementLineItems [Line Items]
Accounts payable and accrued liabilities
Current portion of convertible debentures
Long term debt
Interest payable
Derivative liabilities	583,390
Convertible debentures
Level 2 of fair value hierarchy [member] | Financial assets at amortised cost, class [member]
IfrsStatementLineItems [Line Items]
Accounts receivable	172,121
Level 2 of fair value hierarchy [member] | F V T P L [Member]
IfrsStatementLineItems [Line Items]
Accounts receivable